Organization and Summary of Significant Accounting Policies - Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2015
Buildings | Minimum
Premises and Equipment
Useful lives	10 years
Buildings | Maximum
Premises and Equipment
Useful lives	39 years
Furniture and equipment | Minimum
Premises and Equipment
Useful lives	4 years
Furniture and equipment | Maximum
Premises and Equipment
Useful lives	10 years